THE ADVISORS’ INNER CIRCLE FUND III

Legal & General Cash Flow Matched Bond Fund

Legal & General Global Developed Equity Index Fund

(the “Funds”)

Supplement dated February 17, 2022 to:

•	the Funds’ Prospectus, dated March 1, 2021 (the “Prospectus”); and
•	the Funds’ Statement of Additional Information, dated March 1, 2021 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

I. Liz Lau now serves as a portfolio manager of the Legal & General Cash Flow Matched Bond Fund (the “Cash Flow Matched Bond Fund”) and Connor Tuttle no longer serves as a portfolio manager of the Cash Flow Matched Bond Fund. Joseph Tomczak and Jamie Rehm will each continue to serve as portfolio managers of the Cash Flow Matched Bond Fund.

Accordingly, effective immediately, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	All references to Connor Tuttle are hereby deleted from the Prospectus and SAI.

2.	In the “Legal & General Cash Flow Matched Bond Fund - Portfolio Managers” section of the Prospectus, the following disclosure is hereby added:

Liz Lau, Senior Portfolio Manager, has managed the Fund since 2021.

3.	In the “Portfolio Managers” section of the Prospectus, the following disclosure is hereby added:

Liz Lau, Senior Portfolio Manager, serves as portfolio manager for the Cash Flow Matched Bond Fund. Ms. Lau has been employed by the Adviser since 2021. Prior to joining the Adviser, she served most recently as Vice President, Fixed Income at PPM America from 2010-2020.

4.	In the “The Portfolio Managers” section of the SAI, the last sentence of the paragraph under the heading entitled “Fund Shares Owned by the Portfolio Managers” is hereby deleted and replaced with the following”

As of December 1, 2021, the portfolio managers did not beneficially own shares of the Funds.

5.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Liz Lau*	0	$0	30	$5,221.95	62	$14,249.64

*	Valuation date is November 30, 2021.

II. David Barron, Aodhagán Byrne, Michael O’Connor and Craig Parker now serve as portfolio managers of the Legal & General Global Developed Equity Index Fund (the “Global Developed Equity Index Fund”) and Shaun Murphy no longer serves as portfolio manager of the Global Developed Equity Index Fund. Joseph LaPorta will continue to serve as a portfolio manager of the Global Developed Equity Index Fund.

Accordingly, effective immediately, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	All references to Shaun Murphy are hereby deleted from the Prospectus and SAI.

2.	In the “Legal & General Global Developed Equity Index Fund - Portfolio Managers” section of the Prospectus, the disclosure is deleted in its entirety and replaced by the following:

The Global Developed Equity Index Fund is managed by a team of investment professionals that are jointly and primarily responsible for the day-to-day management of the Fund.

David Barron, Head of U.S. Index Solutions, has managed the Fund since 2021.

Aodhagán Byrne, Senior Portfolio Manager, has managed the Fund since 2021.

Joseph LaPorta, Portfolio Manager, has managed the Fund since 2021.

Michael O’Connor, Senior Portfolio Manager, has managed the Fund since 2021.

Craig Parker, Portfolio Manager, has managed the Fund since 2021.

3.	In the “Portfolio Managers” section of the Prospectus, the disclosure relating to the Global Developed Equity Index Fund’s portfolio managers is deleted in its entirety and replaced by the following:

David Barron, CFA, CAIA, Head of U.S. Index Solutions, serves as portfolio manager for the Global Developed Equity Index Fund. Mr. Barron was employed by the Adviser from 2015 to 2017 having then joined the Adviser’s affiliate, LGIM, for 4 years and then returning to the Adviser in 2021.

Aodhagán Byrne, CFA, Senior Portfolio Manager, serves as portfolio manager for the Global Developed Equity Index Fund. Mr. Byrne has been employed by the Adviser since 2018 and was previously employed by LGIMA’s affiliate, LGIM, from 2012–2018.

Joseph LaPorta, Portfolio Manager, serves as a portfolio manager for the Global Developed Equity Index Fund. Mr. LaPorta has been employed by the Adviser since 2015.

Michael O’Connor, Senior Portfolio Manager, serves as portfolio manager for the Global Developed Equity Index Fund. Mr. O’Connor has been employed by the Adviser since 2016.

Craig Parker, CFA, Portfolio Manager, serves as portfolio manager for the Global Developed Equity Index Fund. Mr. Parker has been employed by the Adviser since 2014.

4.	In the “The Portfolio Managers” section of the SAI, the rows of the “Other Accounts” table relating to the Global Developed Equity Index Fund’s portfolio managers are hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
David Barron*	2	$4,079.2	42	$121,499.4	16	$19,277.4
Aodhagán Byrne*	2	$4,079.2	42	$121,499.4	16	$19,277.4
Joseph LaPorta*	2	$4,079.2	42	$121,499.4	16	$19,277.4
Michael O’Connor*	2	$4,079.2	42	$121,499.4	16	$19,277.4
Craig Parker*	2	$4,079.2	42	$121,499.4	16	$19,277.4

*	Valuation date is December 31, 2021. The Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

Please retain this supplement for future reference.

LGI-SK-001-0100

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